Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
18.	Quarterly Financial Information (unaudited)

	2013
(Dollars in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net interest income	$795	$784	$799	$789
Less: provisions for loan losses	241	201	207	190

Net interest income after provisions for loan losses	554	583	592	599
Gains (losses) on derivative and hedging activities, net	(31)	18	(127)	(128)
Other income	281	472	196	203
Operating expenses	235	244	257	305
Goodwill and acquired intangible asset impairment and amortization expense	3	3	4	3
Restructuring and other reorganization expenses	10	23	12	26
Income tax expense	211	299	136	129

Net income from continuing operations	345	504	252	211
Income (loss) from discontinued operations, net of taxes	1	38	8	59

Net income	346	542	260	270
Less: net loss attributable to noncontrolling interest	—	(1)	—	—

Net income attributable to SLM Corporation	346	543	260	270
Preferred stock dividends	5	5	5	5

Net income attributable to SLM Corporation common stock	$341	$538	$255	$265

Basic earnings per common share attributable to SLM Corporation:
Continuing operations	$.76	$1.14	$.56	$.47
Discontinued operations	—	.08	.02	.14

Total	$.76	$1.22	$.58	$.61

Diluted earnings per common share attributable to SLM Corporation:
Continuing operations	$.74	$1.12	$.55	$.47
Discontinued operations	—	.08	.02	.13

Total	$.74	$1.20	$.57	$.60

	2012
(Dollars in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net interest income	$811	$746	$819	$832
Less: provisions for loan losses	253	243	270	314

Net interest income after provisions for loan losses	558	503	549	518
Gains (losses) on derivative and hedging activities, net	(372)	6	(233)	(28)
Other income	238	176	202	256
Operating expenses	236	216	220	226
Goodwill and acquired intangible asset impairment and amortization expense	5	5	5	14
Restructuring and other reorganization expenses	4	3	2	1
Income tax expense	68	169	104	157

Net income from continuing operations	111	292	187	348
Income (loss) from discontinued operations, net of taxes	—	(1)	—	—

Net income	111	291	187	348
Less: net loss attributable to noncontrolling interest	(1)	(1)	(1)	—

Net income attributable to SLM Corporation	112	292	188	348
Preferred stock dividends	5	5	5	5

Net income attributable to SLM Corporation common stock	$107	$287	$183	$343

Basic earnings per common share attributable to SLM Corporation:
Continuing operations	$.21	$.59	$.39	$.75
Discontinued operations	—	—	—	—

Total	$.21	$.59	$.39	$.75

Diluted earnings per common share attributable to SLM Corporation:
Continuing operations	$.21	$.59	$.39	$.74
Discontinued operations	—	—	—	—

Total	$.21	$.59	$.39	$.74